Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 7,018,819	$ 6,779,057
Cost of revenue	5,666,544	4,310,750
Gross profit	1,352,275	2,468,307
Operating expenses:
Personnel costs	4,570,206	37,114,485
Professional fees	6,766,709	6,613,546
General and administrative	9,484,881	9,012,673
Depreciation and amortization	5,691,322	5,601,374
Total operating expenses	26,513,118	58,342,078
Loss from operations	(25,160,843)	(55,873,771)
Other expenses
Interest expense	408,767	764,839
Other expense	136,429	3,721,291
Total other expenses, net	545,196	4,486,130
Net loss before income tax	(25,706,039)	(60,359,901)
Income tax expense (benefit)	60,000	23,364
Net loss	(25,766,039)	(60,383,265)
Other comprehensive loss
Foreign currency translation adjustment, net	(70,273)	4,277
Comprehensive loss	(25,836,312)	(60,378,988)
Net income attributable to noncontrolling interest	272,613	379,916
Net loss attributable to Lottery.com Inc.	$ (25,563,699)	$ (59,999,072)
Net loss per common share
Net loss per common share, basic	$ (9.81)	$ (23.79)
Net loss per common share, diluted	$ (9.81)	$ (23.79)
Weighted average common shares outstanding
Weighted average common shares outstanding, basic	2,604,717	2,522,175
Weighted average common shares outstanding, diluted	2,604,717	2,522,175